BASIC AND DILUTED NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Summary of Computation of the Net Loss Per Share
	Year ended December 31,
	2025	2024	2023

Numerator:
Net loss	$(67,795)	$(94,757)	$(123,454)

Denominator:
	199,895,238	167,216,070	147,480,521